As filed with the United States Securities and Exchange Commission on January 7, 2020

1933 Act Registration No. 033-19338

1940 Act Registration No. 811-05426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 182	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 183	☒

(Check appropriate box or boxes.)

AIM INVESTMENT FUNDS (INVESCO INVESTMENT FUNDS)

(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 1000, Houston, TX 77046-1173

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (713) 626-1919

Jeffrey H. Kupor, Esquire

11 Greenway Plaza, Suite 1000, Houston, Texas 77046

(Name and Address of Agent of Service)

Copy to:

Joseph C. Benedetti, Esquire	Matthew R. DiClemente, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 1000	2005 Market Street, Suite 2600
Houston, TX 77046-1173	Philadelphia, PA 19103-7018

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date), pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 7th day of January, 2020.

Registrant:	AIM INVESTMENT FUNDS
(INVESCO INVESTMENT FUNDS)

	By:	/s/ Sheri Morris
Sheri Morris, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE
/s/ Sheri Morris	President & Treasurer	January 7, 2020
(Sheri Morris)	(Principal Executive Officer)

/s/ David C. Arch*	Trustee	January 7, 2020
(David C. Arch)

/s/ Beth Ann Brown***	Trustee	January 7, 2020
(Beth Ann Brown)

/s/ Bruce L. Crockett*	Chair & Trustee	January 7, 2020
(Bruce L. Crockett)

/s/ Jack M. Fields*	Trustee	January 7, 2020
(Jack M. Fields)

/s/ Martin L. Flanagan*	Trustee	January 7, 2020
(Martin L. Flanagan)

/s/ Cynthia Hostetler*	Trustee	January 7, 2020
(Cynthia Hostetler)

/s/ Eli Jones*	Trustee	January 7, 2020
(Eli Jones)

/s/ Elizabeth Krentzman***	Trustee	January 7, 2020
(Elizabeth Krentzman)

/s/ Anthony J. LaCava, Jr.**	Trustee	January 7, 2020
(Anthony J. LaCava, Jr.)

/s/ Prema Mathai-Davis*	Trustee	January 7, 2020
(Prema Mathai-Davis)

/s/ Joel W. Motley***	Trustee	January 7, 2020
(Joel W. Motley)

/s/ Teresa M. Ressel*	Trustee	January 7, 2020
(Teresa M. Ressel)

/s/ Ann Barnett Stern*	Trustee	January 7, 2020
(Ann Barnett Stern)

/s/ Robert C. Troccoli*	Trustee	January 7, 2020
(Robert C. Troccoli)

/s/ Daniel S. Vandivort***	Trustee	January 7, 2020
(Daniel S. Vandivort)

/s/ James D. Vaughn***	Trustee	January 7, 2020
(James D. Vaughn)

/s/ Christopher L. Wilson*	Trustee	January 7, 2020
(Christopher L. Wilson)

/s/ Kelli Gallegos	Vice President & Assistant Treasurer	January 7, 2020
(Kelli Gallegos)	(Principal Financial Officer)

By	/s/ Sheri Morris
Sheri Morris
Attorney-in-Fact

*	Sheri Morris, pursuant to powers of attorney dated March 28, 2018, filed in the Registrant’s post-Effective Amendment No. 174 on February 27, 2019.
**	Sheri Morris, pursuant to power of attorney dated March 1, 2019, filed in the Registrant’s Post-Effective Amendment No. 176 on May 23, 2019.
***	Sheri Morris, pursuant to powers of attorney dated June 10, 2019, filed in the Registrant’s Post-Effective Amendment No. 178 on September 26, 2019.

EXHIBIT INDEX

Index No.	Description of Exhibit

Ex-101.ins	XBRL Instance Document

Ex-101.sch	XBRL Taxonomy Extension Schema Document

Ex-101.cal	XBRL Taxonomy Extension Calculation Linkbase

Ex-101.def	XBRL Taxonomy Extension Definition Linkbase

Ex-101.lab	XBRL Taxonomy Extension Labels Linkbase

Ex-101.pre	XBRL Taxonomy Extension Presentation Linkbase